UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2013 - JUNE 30, 2014

ITEM 1.	PROXY VOTING RECORD.

Issuer Name: Tropicana Entertainment, Inc.

Ticker: TCPA

CUSIP: 89708X204

Meeting Date: May 14, 2014                               Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Election of directors:

	Daniel A. Cassella	Issuer	For	For
	Hunter C. Gary	Issuer	For	For
	Carl C. Icahn	Issuer	For	For
	James L. Nelson	Issuer	For	For
	Daniel A. Ninivaggi	Issuer	For	For
	Danie H. Scott	Issuer	For	For
	Anthony P. Rodio	Issuer	For	For
	Keith Cozza	Issuer	For	For

2	Ratification of Grant Thornton, LLP as the Company’s Independent Registered Public Accounting Firm for 2014:	Issuer	For	For

3	Advisory resolution to approve executive compensation	Issuer	For	For

Issuer Name: Hawaiian Telecom Holdco, Inc

Ticker: HCOM

CUSIP: 420031-106

Meeting Date: May 6, 2014                              Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Richard A. Jalkut	Issuer	For	For
	Kurt M. Cellar	Issuer	For	For
	Walter A. Dods, Jr.	Issuer	For	For
	Warren H. Haruki	Issuer	For	For
	Steven C. Oldham	Issuer	For	For
	Bernard R. Phillips III	Issuer	For	For
	Eric K. Yeaman	Issuer	For	For

2	To adopt, on a non-biding advisory basis, a resolution approving the compensation of our named executive officers as described in the proxy statement:

		Issuer	For	For

3	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2014:

		Issuer	For	For

Issuer Name: Dialogic, Inc.

Ticker: DLGC

CUSIP: 25250T2096

Meeting Date: June 27, 2014                              Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following directors for a year term:

	Nick DeRoma	Issuer	For	For
	Rajneesh Vig	Issuer	For	For

2	Ratification of the Audit Commitees’s selection of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending 12/31/2014	Issuer	For	For

Issuer Name: NVHL S.A

Ticker:

CUSIP:

Meeting Date: July 30, 2013                             Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	To consider and if thought fit, approve auditors report for the financial year ended 12/31/2012	Issuer	For	For

2	To consider and if thought fit, approve audited annual accounts of the Company as of year ended 12/31/2012	Issuer	For	For

3	To consider and if thought fit, allocate the results for the Audited Annual Accounts, in particular to carry forward the loss of EUR 748,095.60 to the next financial year starting on January 1, 2013	Issuer	For	For

4	To consider and if thought fit, decide upon the continuation of the Company’s activities, in accordance with Article 100 of Luxemburg Commercial Law	Issuer	For	For

5	To consider and if thought fit, grant discharge to the members of the Board of the Company who have been in office in respect of the performance of their duties during, and in connection with the approval of the Audited Annual Account of the Company	Issuer	For	For

6	To consider and if thought fit, grant power and authority To any Director or any employee of Citco REIF Services (Luxemburg) S.A., in order to accomplish the filing of the relevant documents with the Luxembourg Trade and Companies Register	Issuer	For	For

7	To consider and if thought fit, approve the renewal of the Auditors mandate until the approval of the 2013 annual accounts of the Company during the annual general meeting of the shareholders of the Company to be held in 2014	Issuer	For	For

8	To consider and if thought fit, approve the renewal of the Directors mandate until the approval of the 2013 annual accounts of the Company during the annual general meeting of the shareholders of the Company to be held in 2014	Issuer	For	For

Issuer Name: St Barbara Ltd NPV

Ticker: SBM AU

SEDOL: 6317072

Meeting Date: November 26, 2013                              Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following directors:

	Douglas Weir Bailey	Issuer	For	For
	Elizabeth Ann Donaghey	Issuer	For	For
	Ines Scotland	Issuer	For	For

2	Adoption of remuneration report	Issuer	For	For

3	Approval of issue of performance rights to Mr. Timothy James Lehany, Managing Director and Chief Executive Officer:

		Issuer	For	For

Issuer Name: Tanker Investments Ltd.

Ticker: TIL

SEDOL:BJBPW44

Meeting Date: March 20, 2014                              Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	To amend the amended and restated articles of the company	Issuer	For	For

2	To transact any other business as may properly come up	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Elizabeth Greenwood

Name: Elizabeth Greenwood

Title: Chief Compliance Officer

Date: August 25, 2014